                            SUPPLEMENT TO PROSPECTUS

   FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                                DATED MAY 1, 2001

OPTIONAL GUARANTEED RETIREMENT INCOME PROGRAM

     Effective September 10, 2001, contracts can be issued with an optional Guaranteed Retirement Income Program ("GRIP") if the contract owner elects the optional GRIP rider and if the oldest annuitant is age 79 or younger at the time GRIP is elected. Election of GRIP is irrevocable.

     GRIP guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity tables set forth in the GRIP rider. As described below, the Income Base is calculated as the greatest anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the GRIP rider. If GRIP is exercised and the monthly annuity payment available under the contract is greater than the monthly annuity payment provided by the GRIP rider, we will pay the monthly annuity payment available under the contract. For the optional GRIP rider, we impose an annual GRIP rider fee of 0.30% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

THE ADDITION OF GRIP TO A CONTRACT MAY NOT ALWAYS BE IN THE INTEREST OF A CONTRACT OWNER SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

     INCOME BASE

     The Income Base upon which the amount of GRIP annuity payments is based is equal to the greatest anniversary value after the effective date of the GRIP rider and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

- An Income Base reduction is on a pro rata basis and is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING GRIP PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP BENEFIT.

EXERCISE OF GRIP

CONDITIONS OF EXERCISE.   GRIP may be exercised subject to the following
conditions:

1. GRIP may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or any subsequent contract anniversary; and

2. GRIP must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

MONTHLY INCOME FACTORS. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

     The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

     The use of GRIP is limited in connection with qualified plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the GRIP benefit under the rider. Hence, you should consider that since (a) GRIP may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP is irrevocable, there can be circumstances under a qualified plan in which you will be charged an annual rider GRIP fee (discussed further below), notwithstanding that neither you nor your beneficiary may be able to exercise GRIP because of the restrictions imposed by the minimum distribution requirements. In light of the foregoing, if you plan to exercise GRIP after your required minimum distribution beginning date under a qualified plan, you should consider whether GRIP is appropriate for your circumstances. Please consult your advisor.

     In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant(s), or the joint life expectancy of the joint annuitants(s), depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

     Illustrated below are the minimum Income Base GRIP amounts per $100,000 of initial payments made into a non-qualified contract, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent payments or withdrawals. We will, upon request, provide illustrations of the GRIP for an annuitant based on other assumptions.

     -------------------------------------------------------------------------------------------------------------
                                                                                   GRIP-Annual Income Joint &
             Contract Anniversary            GRIP-Annual Income Life Annuity     Survivor Life Annuity with 20
                  at Election                  with 10 Year Period Certain            Year Period Certain
     -------------------------------------------------------------------------------------------------------------
                      10                                 $6,708                              $5,184
     -------------------------------------------------------------------------------------------------------------
                      15                                 $7,680                              $5,664
     -------------------------------------------------------------------------------------------------------------
                      20                                 $8,724                              $6,036
     -------------------------------------------------------------------------------------------------------------

OPTIONAL GRIP RIDER FEE

     The risk assumed by us associated with GRIP is that annuity benefits payable under GRIP are greater than annuity benefits that would have been payable if the contract owner had selected another annuity benefit permitted by the contract and described under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP rider fee (the "Rider Fee"). On or before the maturity date, the Rider Fee is deducted on each contract anniversary. The amount of the Rider Fee is equal to 0.30% multiplied by the Income Base in effect on that contract anniversary. The Rider Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

     If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the Rider Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Rider Fee will be multiplied by the Income Base immediately prior to withdrawal. The Rider Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, the commencement of annuity payments will be treated as a full withdrawal.

     The Separate Account Annual Expense table and the Example of Expenses below have been revised to reflect the GRIP Rider Fee.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fees........................................................    1.25%
Administration fee - asset based........................................................    0.15%
                                                                                            -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..................................................    1.40%

Fee for Optional Payment Enhancement*...................................................    0.35%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES REFLECTING ALL OPTIONAL RIDERS...................    1.75%

*This is an additional mortality and expense risk fee.

Optional GRIP Rider Fee.................................................................    0.30%**

** The annual GRIP Rider Fee is 0.30% multiplied by the Income Base. The GRIP
   Rider Fee is deducted from the account value.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the 1.75% separate account expenses (which includes the optional payment enhancement fee) plus the GRIP Rider Fee of 0.30% of Income Base and a 5% annual return on assets, if you surrendered your contract at the end of the applicable time period:

           -------------------------------------------------------------------------------------------------------------
           Trust Portfolio                                       1 year         3 year        5 year        10 year
           -------------------------------------------------------------------------------------------------------------
           Internet Technologies                                   $89           $142          $176           $365
           Pacific Rim Emerging Markets                             87            135           164            343
           Telecommunications                                       89            141           174            361
           Science & Technology                                     88            138           169            353
           International Small Cap                                  92            149           188            388
           Health Sciences                                          89            141           174            361
           Aggressive Growth                                        87            136           166            346
           Emerging Small Company                                   88            137           168            349
           Small Company Blend                                      88            140           172            357
           Dynamic Growth                                           87            136           166            346
           Mid Cap Growth                                           89            142           176            365
           Mid Cap Opportunities                                    89            141           174            361
           Mid Cap Stock                                            87            134           163            340
           All Cap Growth                                           87            134           163            340
           Financial Services                                       87            135           165            344
           Overseas                                                 88            138           170            354
           International Stock                                      89            141           174            361
           International Value                                      88            139           171            356
           Capital Appreciation                                     90            145           182            376
           Strategic Opportunities (A)                              86            131           158            331
           Quantitative Mid Cap                                     85            131           156            328
           Global Equity                                            87            135           164            342
           Strategic Growth                                         87            135           164            342
           Growth                                                   86            131           158            331
           Large Cap Growth                                         86            133           160            334
           All Cap Value                                            88            137           167            348
           Capital Opportunities                                    87            136           166            345
           Quantitative Equity                                      84            127           151            317
           Blue Chip Growth                                         86            132           158            332
           Utilities                                               $88           $139          $171           $355
           -------------------------------------------------------------------------------------------------------------

           -------------------------------------------------------------------------------------------------------------
           Trust Portfolio                                       1 year         3 year        5 year        10 year
           -------------------------------------------------------------------------------------------------------------
           Real Estate Securities                                  85            130           156            327
           Small Company Value                                     89            141           174            362
           Mid Cap Value                                           88            137           168            350
           Value                                                   85            130           156            327
           Tactical Allocation                                     90            143           179            370
           Fundamental Value                                       87            136           167            347
           Growth & Income                                         85            128           153            320
           U.S. Large Cap Value                                    86            132           159            333
           Equity-Income                                           86            132           158            332
           Income & Value                                          85            130           156            327
           Balanced                                                84            128           151            318
           High Yield                                              85            130           155            325
           Strategic Bond                                          85            131           156            328
           Global Bond                                             87            134           163            340
           Total Return                                            85            130           155            325
           Investment Quality Bond                                 84            127           150            315
           Diversified Bond                                        85            129           154            322
           U.S. Government Securities                              84            126           149            314
           Money Market                                            82            121           140            297
           Small Cap Index                                         83            123           143            302
           International Index                                     83            123           143            302
           Mid Cap Index                                           83            123           143            302
           Total Stock Market Index                                83            123           143            302
           500 Index                                               82            121           141            298
           Lifestyle Aggressive 1000                               88            138           169            351
           Lifestyle Growth 820                                    87            135           164            343
           Lifestyle Balanced 640                                  86            133           160            335
           Lifestyle Moderate 460                                  86            131           157            329
           Lifestyle Conservative 280                              85            130           156            326
           -------------------------------------------------------------------------------------------------------------

(A) Formerly, Mid Cap Blend Trust

You would pay the following expenses on a $1,000 investment, assuming no payment enhancement but reflecting the 1.75% separate account annual expenses (which includes the optional payment enhancement fee) plus the GRIP Rider Fee of 0.30% of Income Base and a 5% annual return on assets, if you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period:

           -------------------------------------------------------------------------------------------------------------
           Trust Portfolio                                      1 year         3 year        5 year         10 year
           -------------------------------------------------------------------------------------------------------------
           Internet Technologies                                  $34           $104          $176           $365
           Pacific Rim Emerging Markets                            32             97           164            343
           Telecommunications                                      34            103           174            361
           Science & Technology                                    33            100           169            353
           International Small Cap                                 37            112           188            388
           Health Sciences                                         34            103           174            361
           Aggressive Growth                                       32             98           166            346
           Emerging Small Company                                  32             99           168            349
           Small Company Blend                                     33            102           172            357
           Dynamic Growth                                          32             98           166            346
           Mid Cap Growth                                          34            104           176            365
           Mid Cap Opportunities                                   34            103           174            361
           Mid Cap Stock                                           31             96           163            340
           All Cap Growth                                          31             96           163            340
           Financial Services                                      32             97           165            344
           Overseas                                                33            100           170            354
           International Stock                                    $34           $103          $174           $361
           -------------------------------------------------------------------------------------------------------------

           -------------------------------------------------------------------------------------------------------------
           Trust Portfolio                                      1 year         3 year        5 year         10 year
           -------------------------------------------------------------------------------------------------------------
           International Value                                    33            101            171            356
           Capital Appreciation                                   35            108            182            376
           Strategic Opportunities (A)                            30             93            158            331
           Quantitative Mid Cap                                   30             92            156            328
           Global Equity                                          32             97            164            342
           Strategic Growth                                       32             97            164            342
           Growth                                                 30             93            158            331
           Large Cap Growth                                       31             94            160            334
           All Cap Value                                          32             99            167            348
           Capital Opportunities                                  32             98            166            345
           Quantitative Equity                                    29             89            151            317
           Blue Chip Growth                                       30             93            158            332
           Utilities                                              33            101            171            355
           Real Estate Securities                                 30             92            156            327
           Small Company Value                                    34            103            174            362
           Mid Cap Value                                          32             99            168            350
           Value                                                  30             92            156            327
           Tactical Allocation                                    35            106            179            370
           Fundamental Value                                      32             98            167            347
           Growth & Income                                        29             90            153            320
           U.S. Large Cap Value                                   31             94            159            333
           Equity-Income                                          30             93            158            332
           Income & Value                                         30             92            156            327
           Balanced                                               29             89            151            318
           High Yield                                             30             91            155            325
           Strategic Bond                                         30             92            156            328
           Global Bond                                            31             96            163            340
           Total Return                                           30             91            155            325
           Investment Quality Bond                                29             88            150            315
           Diversified Bond                                       29             90            154            322
           U.S. Government Securities                             29             88            149            314
           Money Market                                           27             82            140            297
           Small Cap Index                                        27             84            143            302
           International Index                                    27             84            143            302
           Mid Cap Index                                          27             84            143            302
           Total Stock Market Index                               27             84            143            302
           500 Index                                              27             83            141            298
           Lifestyle Aggressive 1000                              33             99            169            351
           Lifestyle Growth 820                                   32             97            164            343
           Lifestyle Balanced 640                                 31             94            160            335
           Lifestyle Moderate 460                                 30             93            157            329
           Lifestyle Conservative 280                             30             92            156            326
           -------------------------------------------------------------------------------------------------------------

(A) Formerly, the Mid Cap Blend Trust

GUARANTEE PLUS PROGRAM

Effective September 10, 2001 the name of the Guarantee Plus Program is hereby changed to the Secure Principal Program.(SM) All references to the "Guarantee Plus Program" are changed to the "Secure Principal Program.(SM)"


                 THE DATE OF THIS SUPPLEMENT IS AUGUST 30, 2001.


NY Venture Supp8/2001(2)